Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 49,790		$ 35,210	$ 15,642
Cost of revenues
Gross profit			35,210	15,642
Operating expenses
General and administrative	6,480,535	2,616,724	10,841,024	1,026,549
Depreciation and amortization	117,347	19,232	637,990	76,928
Research and development	250,671	2,000	236,710	136,404
Total expenses	6,848,553	2,637,956	11,715,724	1,239,881
Loss from operations	(6,798,763)	(2,637,956)	(11,680,514)	(1,224,239)
Other income (expenses):
Interest expense	(25,050)		(56,515)
Interest income	3,118		15,520
Change in fair value of warrant liabilities	(60,823)
Other	(2,891)		(9,757)	(362)
Gain on debt extinguishment				548,563
Net other (expenses) income	(85,646)		(50,752)	548,201
Loss before income taxes			(11,731,266)	(676,038)
Income taxes
Net loss	$ (6,884,409)	$ (2,637,956)	$ (11,731,266)	$ (676,038)
Diluted net (loss) income per ordinary share			$ (0.57)	$ (0.04)
Diluted weighted average shares outstanding			20,635,508	15,719,355
Common Class A [Member] | Redeemable Common Stock [Member]
Other income (expenses):
Basic net (loss) income per ordinary share	$ (0.27)	$ (0.15)
Diluted net (loss) income per ordinary share	$ (0.27)	$ (0.15)
Basic weighted average shares outstanding	25,233,890	17,129,921
Diluted weighted average shares outstanding	25,233,890	17,129,921